Cover	Feb. 03, 2021	Feb. 05, 2020
Cover [Abstract]
Document Type	8-K
Entity Central Index Key		0001426945
Document Period End Date	Feb. 03, 2021
Entity Registrant Name	ECHO GLOBAL LOGISTICS, INC.
Entity Address, Address Line One	600 West Chicago Avenue
Entity Address, Address Line Two	Suite 725
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60654
City Area Code	800
Local Phone Number	354-7993
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34470
Entity Tax Identification Number	20-5001120
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	ECHO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag		false